Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs Capitalized Prepaid And Other Assets Disclosure Abstract
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2018	2017
	(in thousands)
Insurance	686	72
Other current assets	172	122

Prepaid expenses and other current assets	$858	$194